Annual Total Returns [BarChart] - Voya Solution Moderately Aggressive Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(5.29%)
2012	15.07%
2013	20.42%
2014	6.09%
2015	(1.42%)
2016	6.00%
2017	17.89%
2018	(9.44%)
2019	22.32%
2020	13.59%